Note 26 - Shareholders and Share Capital (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Jul. 31, 2018
Statement Line Items [Line Items]
Dividends recognised as distributions to owners	$ 0
Number of shares outstanding at end of period	218,661,519	200,000,000
ADS [member]
Statement Line Items [Line Items]
Shares repurchased during period, shares	728,912
Shares repurchased during period, value	$ 4,875
Ordinary shares [member]
Statement Line Items [Line Items]
Number of shares outstanding at end of period	218,661,519
Par value per share	$ 0.0001
Number of shares authorised	500,000,000
Share repurchase program, accumulated shares repurchased	1,457,824